SIGNIFICANT ACCOUNTING POLICIES (Major Components of the Restructuring Plan Charges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve
Restructuring reserve, balance	$ 560	$ 1,095
Cash outlays	(560)	(535)
Restructuring reserve, balance		560
Employee termination benefits [Member]
Restructuring Reserve
Restructuring reserve, balance	82	180
Cash outlays	(82)	(98)
Restructuring reserve, balance		82
Lease abandonment [Member]
Restructuring Reserve
Restructuring reserve, balance	478	915
Cash outlays	(478)	(437)
Restructuring reserve, balance		$ 478